Stock Options (Details 2) - $ / shares	3 Months Ended	12 Months Ended
	May 31, 2018	Feb. 28, 2018
Number exercisable	9,044,740
Stock Option [Member]
Number outstanding	6,235,159	6,235,159
Weighted average remaining life (years)	5 years 9 months 29 days
Weighted average exercise price	$ 0.16	$ 0.16
Number exercisable	6,235,159
Weighted Average Exercisable Price	0.16	0.16
Stock Option [Member] | Minimum [Member]
Exercise Prices	$ 0.10	$ 0.10
Stock Option [Member] | Maximum [Member]
Exercise Prices	1.00	$ 1.00
Stock Option [Member]
Weighted average remaining life (years)		6 years 29 days
Stock Option [Member] | 0.10 [Member]
Exercise Prices	$ 0.10	$ 0.10
Number outstanding	4,885,159	4,885,159
Weighted average remaining life (years)	5 years 7 months 13 days	5 years 10 months 14 days
Weighted average exercise price	$ 0.10	$ 0.10
Number exercisable	4,885,159	4,885,159
Weighted Average Exercisable Price	0.10	0.10
Stock Option [Member] | 0.15 [Member]
Exercise Prices	$ 0.15	$ 0.15
Number outstanding	300,000	200,000
Weighted average remaining life (years)	6 years 10 months 6 days	7 years 9 months 7 days
Weighted average exercise price	$ 0.15	$ 0.15
Number exercisable	300,000	200,000
Weighted Average Exercisable Price	0.15	0.15
Stock Option [Member] | 0.30 [Member]
Exercise Prices	$ 0.30	$ 0.30
Number outstanding	700,000	700,000
Weighted average remaining life (years)	7 years 2 months 1 day	7 years 5 months 1 day
Weighted average exercise price	$ 0.30	$ 0.30
Number exercisable	700,000	700,000
Weighted Average Exercisable Price	0.30	0.30
Stock Option [Member] | 0.54 [Member]
Exercise Prices	$ 0.54	$ 0.54
Number outstanding	375,000	375,000
Weighted average remaining life (years)	5 years 8 months 5 days	5 years 11 months 4 days
Weighted average exercise price	$ 0.54	$ 0.54
Number exercisable	375,000	375,000
Weighted Average Exercisable Price	0.54	0.54
Stock Option [Member] | 1.00 [Member]
Exercise Prices	$ 1.00	$ 1.00
Number outstanding	75,000	75,000
Weighted average remaining life (years)	3 years 4 months 9 days	3 years 7 months 13 days
Weighted average exercise price	$ 1.00	$ 1.00
Number exercisable	75,000	75,000
Weighted Average Exercisable Price	1.00	1.00